Revenue (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Revenue Abstract
Summary of revenue from transfer of goods and services

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Type of service
Rendering of services – Medical services	6,428,419	8,266,304	5,034,080
	6,428,419	8,266,304	5,034,080

Timing of transfer of service
At a point in time	6,428,419	8,266,304	5,034,080
	6,428,419	8,266,304	5,034,080